OTHER FINANCIAL INFORMATION - Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Clinical trials	$ 14,796	$ 9,224
Compensation expense	7,726	6,506
Clinical drug substance and product manufacturing	5,642	22,805
Other outside research and development	632	1,129
Professional fees	629	780
Interest expense	0	2,348
Other	465	503
Accrued expenses	$ 29,890	$ 43,295